PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT [Text Block]

10. PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2016 and 2015, property, plant and equipment consist of:

	December 31,
	2016	2015
Office buildings	$4,175,613	$580,863
Plant and machinery	677,504	724,948
Electronic equipment, furniture and fixtures	10,440,392	16,318,202
Motor vehicles	390,238	817,725
Purchased software	6,104,043	3,179,938
	21,787,790	21,621,676
Less: accumulated depreciation	(13,112,940)	(13,248,715)
Property, plant and equipment, net	$8,674,850	$8,372,961

Depreciation expenses for the years ended December 31, 2016, 2015, and 2014 were approximately $1.7 million, $1.7 million, and $2.1 million, respectively.

Management regularly evaluates property, plant and equipment for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, plant and equipment exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the test of recoverability and the estimated fair value, management determined that approximately $-$4.6 million, and $0.8 million of property, plant and equipment were impaired for the years ended December 31, 2016, 2015 and 2014.